Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Comprehensive Income
Net change in unrealized gains (losses) on securites, taxes	$ (1,888)	$ (532)	$ (4,035)
Net change in other-than-temporary impairment gains (losses) recognized in other comprehensive income, taxes	$ (63)	$ 10	$ (81)